Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	1.01%	2.36%
U.S. Treasury Notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	41,750,000
Fair Value as a % of Partners' Capital	25.77%
Fair Value	41,780,171
U.S. Treasury Notes, 0.250%, 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	27,240,000
Fair Value as a % of Partners' Capital	16.81%
Fair Value	27,260,217
U.S. Treasury Notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	43,140,000
Fair Value as a % of Partners' Capital	26.63%
Fair Value	43,170,333
U.S. Treasury Notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	26,730,000
Fair Value as a % of Partners' Capital	16.50%
Fair Value	26,742,008
U.S. Treasury Notes, 0.375%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		64,750,000
Fair Value as a % of Partners' Capital		28.84%
Fair Value		64,904,287
U.S. Treasury Notes, 0.250%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		27,240,000
Fair Value as a % of Partners' Capital		12.14%
Fair Value		27,332,042
U.S. Treasury Notes, 0.250%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		68,540,000
Fair Value as a % of Partners' Capital		30.53%
Fair Value		68,735,446
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		56,970,000
Fair Value as a % of Partners' Capital		25.34%
Fair Value		57,023,409
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	85.71%	96.85%
Fair Value	138,952,729	217,995,184